Commitment and Contingency - Schedule of Contingent Liabilities and Agreements (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit	$ 7,760,814	$ 8,053,164
Contingent liabilities, amount of credit used	7,760,814	8,053,164
United asset management Ltd. | Facility loan
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit	1,620,136	2,001,142
Contingent liabilities, amount of credit used	1,620,136	2,001,142
KEB Hana Bank | Facility loan
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit	4,248,646
Contingent liabilities, amount of credit used	4,248,646
KEB Hana Bank | Working capital loan
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit	1,158,722
Contingent liabilities, amount of credit used	1,158,722
SBI Savings Bank | Operating loan
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit	672,059	729,036
Contingent liabilities, amount of credit used	672,059	729,036
Barclays | Bounce back loan
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit	61,251	45,397
Contingent liabilities, amount of credit used	$ 61,251	45,397
Kookmin Bank | Small business loan
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit		285,275
Contingent liabilities, amount of credit used		285,275
Kookmin Bank | Small business loan one
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit		633,945
Contingent liabilities, amount of credit used		633,945
MG Saemaeul Credit Union (Sannam) | Corporate general fund loan
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit		3,565,938
Contingent liabilities, amount of credit used		3,565,938
MG Saemaeul Credit Union (Dongmun) | Corporate general fund loan
Disclosure of contingent liabilities [line items]
Contingent liabilities, credit limit		792,431
Contingent liabilities, amount of credit used		$ 792,431